Taxation - Tax-losses carry forward (Details) - USD ($) $ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
Taxation
Tax loss carryforwards	$ 70,322	$ 5,900	$ 5,746	$ 70,322
Effective rate for Innovation Box profits	9.00%			9.00%
Amount of tax returns		$ 27,800	$ 33,900
IP development costs	$ 72,100
IP Capitalized Development Costs Expensed	14,800
Accounting-to-tax differences
Taxation
Accounting-to-tax differences	(9,700)			$ (9,700)
2017
Taxation
Tax loss carryforwards	860			860
2018
Taxation
Tax loss carryforwards	2,749			2,749
2019
Taxation
Tax loss carryforwards	1,081			1,081
2021
Taxation
Tax loss carryforwards	12,230			12,230
2022
Taxation
Tax loss carryforwards	269			269
2023
Taxation
Tax loss carryforwards	$ 53,133			$ 53,133